Wanger USA
SUMMARY OF THE FUND
Investment Objective
Wanger USA (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wanger USA Wanger USA
Management fees	0.87%
Distribution and/or service (12b-1) fees	none
Other expenses	0.13%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.01%	[1],[2]
[1]	"Total annual Fund operating expenses" are higher than "Total gross expenses" shown in the Financial Highlights section of this prospectus because "Total gross expenses" were reduced due to an extraordinary reimbursement of expenses overbilled by a third party.
[2]	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than "Total Net Expenses" shown in the Financial Highlights section of this prospectus because "Total Net Expenses" do not include acquired fund fees and expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Wanger USA | Wanger USA | USD ($)	103	322	558	1,236

Expense Example, No Redemption	1 year	3 years	5 years	10 years
Wanger USA | Wanger USA | USD ($)	103	322	558	1,236

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount any borrowings for investment purposes) in U.S. companies.

Under normal circumstances, the Fund (i) invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment (“Focus Stocks”) and (ii) may also invest in companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of the Fund’s net assets would be invested in Focus Stocks. The Fund may continue to hold, and make additional investments in, Focus Stocks whose market capitalizations have grown to exceed $5 billion, regardless of whether the Fund’s investments in Focus Stocks are a majority of the Fund’s net assets.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Investment Manager typically seeks companies with:
  A strong business franchise that offers growth potential.
  Products and services in which the company has a competitive advantage.
  A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the Fund’s primary benchmark, the Russell 2000 Growth Index, and the Fund's former primary benchmark, the Russell 2000 Index. Effective May 1, 2017, the Fund compares its performance to that of the Russell 2000 Growth Index. Prior to this date, the Fund compared its performance to that of the Russell 2000 Index. The Investment Manager believes that the Fund's portfolio will generally be more closely aligned with the Russell 2000 Growth Index that with the former core benchmark from an investment style perspective. Information on the Russell 2000 Index will be included for a one-year transition period.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Daily and month-end performance information is available by calling the Investment Manager at 888.4.WANGER (888.492.6437) or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 22.90% Worst 4th Quarter 2008 -27.74%
Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - Wanger USA	Share Class Inception Date	1 Year	5 Years	10 Years
Wanger USA	May 03, 1995	13.69%	13.71%	7.42%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)		11.32%	13.74%	7.76%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		21.31%	14.46%	7.07%